Credit Line (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 20, 2015	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Borrowing availability	$ 6,000
Credit line, expiration date		Mar. 20, 2016
Credit line		$ 4,169	$ 4,900
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate	5.50%
Aggregate amount of interest per month	$ 18